Domini Impact Equity Fund

Portfolio of Investments

April 30, 2026 (Unaudited)

Security	Shares	Value

Long Term Investments – 99.9%

Common Stocks – 99.9%

Communication Services – 9.8%

Alphabet, Inc., Class A	192,900	$74,227,920

AT&T, Inc.	238,985	6,244,678

Charter Communications, Inc., Class A (a)	2,898	478,662

Comcast Corp., Class A	121,621	3,288,632

Netflix, Inc. (a)	141,730	13,267,345

TKO Group Holdings, Inc.	6,200	1,153,758

T-Mobile US, Inc.	16,000	3,128,000

Verizon Communications, Inc.	129,595	6,224,448

Walt Disney Co. (The)	60,293	6,255,399

		114,268,842

Consumer Discretionary – 9.2%

Airbnb, Inc., Class A (a)	13,000	1,824,680

Amazon.com, Inc. (a)	185,280	49,110,317

Booking Holdings, Inc.	41,250	6,944,850

Chipotle Mexican Grill, Inc. (a)	43,650	1,483,664

DoorDash, Inc., Class A (a)	12,100	2,040,665

eBay, Inc.	15,100	1,562,548

Garmin, Ltd.	5,646	1,417,936

Home Depot, Inc. (The)	25,191	8,282,801

Lululemon Athletica, Inc. (a)	3,600	495,720

Marriott International, Inc., Class A	7,380	2,669,272

O’Reilly Automotive, Inc. (a)	28,700	2,852,780

Tesla, Inc. (a)	46,680	17,814,488

TJX Cos., Inc. (The)	37,400	5,862,450

Ulta Beauty, Inc. (a)	1,618	869,643

Yum! Brands, Inc.	26,200	4,182,830

		107,414,644

Consumer Staples – 2.7%

Coca-Cola Co. (The)	7,400	582,824

Colgate-Palmolive Co.	27,625	2,358,070

Costco Wholesale Corp.	9,223	9,357,010

Keurig Dr. Pepper, Inc.	44,300	1,302,420

PepsiCo, Inc.	42,331	6,709,040

Procter & Gamble Co. (The)	78,325	11,520,825

		31,830,189

Financials – 15.0%

Aflac, Inc.	17,215	1,956,829

AGNC Investment Corp.	1,001,400	11,035,428

Allstate Corp. (The)	8,600	1,868,436

Annaly Capital Management, Inc.	164,300	3,762,470

Aon PLC, Class A	6,900	2,150,385

Domini Impact Equity Fund

Portfolio of Investments (continued)

April 30, 2026 (Unaudited)

Security	Shares	Value

Financials (Continued)

Arthur J Gallagher & Co.	8,460	$1,746,144

Bank of America Corp.	225,854	12,074,155

Blackrock, Inc.	4,746	5,057,338

Brown & Brown, Inc.	21,700	1,305,255

Cboe Global Markets, Inc.	9,800	2,940,882

Charles Schwab Corp. (The)	67,378	6,174,520

Chubb, Ltd.	12,207	3,991,689

CME Group, Inc.	34,018	9,791,061

Fifth Third Bancorp	84,600	4,294,296

HA Sustainable Infrastructure Capital, Inc.	113,900	4,778,105

Hartford Insurance Group, Inc. (The)	9,893	1,353,461

Huntington Bancshares, Inc.	193,700	3,246,412

Interactive Brokers Group, Inc., Class A	41,900	3,331,050

Intercontinental Exchange, Inc.	30,295	4,789,337

JPMorgan Chase & Co.	72,180	22,608,941

M&T Bank Corp.	4,700	1,027,561

Marsh & McLennan Cos., Inc.	16,030	2,688,391

Mastercard, Inc., Class A	36,252	18,231,856

Moody’s Corp.	5,111	2,360,515

MSCI, Inc.	6,468	3,825,240

Nasdaq, Inc.	17,300	1,590,043

PNC Financial Services Group, Inc. (The)	12,749	2,843,027

Progressive Corp. (The)	7,758	1,561,530

Regions Financial Corp.	29,128	831,604

S&P Global, Inc.	10,178	4,389,059

T Rowe Price Group, Inc.	7,311	752,156

Truist Financial Corp.	42,202	2,173,403

US Bancorp	51,216	2,901,899

Visa, Inc., A Shares	66,180	21,828,811

		175,261,289

Health Care – 9.3%

AbbVie, Inc.	54,452	11,506,797

Agilent Technologies, Inc.	9,300	1,074,615

Alnylam Pharmaceuticals, Inc. (a)	12,820	3,967,662

BeOne Medicines, Ltd. ADR (a)	2,060	608,256

Danaher Corp.	29,515	5,281,709

DexCom, Inc. (a)	13,373	796,362

Edwards Lifesciences Corp. (a)	19,272	1,609,212

Eli Lilly & Co.	17,680	16,523,728

Gilead Sciences, Inc.	36,546	4,781,679

Halozyme Therapeutics, Inc. (a)	139,300	8,867,838

IDEXX Laboratories, Inc. (a)	2,659	1,491,167

Insulet Corp. (a)	4,260	733,316

Domini Impact Equity Fund

Portfolio of Investments (continued)

April 30, 2026 (Unaudited)

Security	Shares	Value

Health Care (Continued)

Intuitive Surgical, Inc. (a)	11,960	$5,473,016

Merck & Co., Inc.	82,935	9,054,843

Mettler-Toledo International, Inc. (a)	660	842,563

Pfizer, Inc.	109,170	2,914,839

ResMed, Inc.	7,566	1,617,687

Royalty Pharma PLC, Class A	253,400	12,692,806

STERIS PLC	3,600	780,768

Stryker Corp.	11,808	3,721,055

Thermo Fisher Scientific, Inc.	12,368	5,923,777

United Therapeutics Corp. (a)	4,680	2,673,918

Veeva Systems, Inc., Class A (a)	5,206	811,980

Vertex Pharmaceuticals, Inc. (a)	8,603	3,676,750

Waters Corp. (a)	2,083	644,126

		108,070,469

Industrials – 6.2%

Array Technologies, Inc. (a)	110,600	856,044

Broadridge Financial Solutions, Inc.	4,100	631,318

Caterpillar, Inc.	15,720	13,992,529

Cintas Corp.	11,072	1,934,389

Comfort Systems USA, Inc.	1,467	2,699,647

Copart, Inc. (a)	30,300	1,003,233

Crane Co.	13,800	2,452,674

Deere & Co.	8,505	5,016,844

Emerson Electric Co.	18,726	2,629,879

Equifax, Inc.	4,300	747,942

Fastenal Co.	38,016	1,708,059

Howmet Aerospace, Inc.	19,600	4,763,584

Hubbell, Inc.	1,720	874,052

Illinois Tool Works, Inc.	9,312	2,402,589

Ingersoll Rand, Inc.	13,669	1,091,606

Nextpower, Inc., Class A (a)	22,400	2,668,512

Old Dominion Freight Line, Inc.	6,200	1,317,066

Otis Worldwide Corp.	12,900	1,004,652

Paychex, Inc.	30,300	2,806,689

Quanta Services, Inc.	4,980	3,624,295

Rockwell Automation, Inc.	3,652	1,493,339

Snap-on, Inc.	1,700	651,780

Trane Technologies PLC	7,407	3,648,244

United Rentals, Inc.	2,059	1,976,311

Veralto Corp.	8,138	717,772

Vertiv Holdings Co., Class A	19,100	6,274,159

Westinghouse Air Brake Technologies Corp.	5,791	1,562,933

Domini Impact Equity Fund

Portfolio of Investments (continued)

April 30, 2026 (Unaudited)

Security	Shares	Value

Industrials (Continued)

WW Grainger, Inc.	1,370	$1,591,050

		72,141,191

Information Technology – 38.0%

Accenture PLC, Class A	21,100	3,770,781

Adobe, Inc. (a)	20,424	5,026,346

Advanced Micro Devices, Inc. (a)	39,250	13,913,733

Analog Devices, Inc.	16,711	6,722,167

Apple, Inc.	278,296	75,515,620

Applied Materials, Inc.	12,702	5,010,812

AppLovin Corp., Class A (a)	10,160	4,534,916

Arista Networks, Inc. (a)	62,800	10,846,188

Autodesk, Inc. (a)	7,267	1,722,279

Broadcom, Inc.	121,040	50,525,727

Cadence Design Systems, Inc. (a)	9,224	3,040,138

Cisco Systems, Inc.	119,491	10,933,427

Fair Isaac Corp. (a)	2,230	2,285,750

First Solar, Inc. (a)	10,100	2,039,089

Gen Digital, Inc.	53,800	1,037,802

International Business Machines Corp.	25,886	5,979,148

Intuit, Inc.	9,202	3,574,977

Lam Research Corp.	20,000	5,157,200

Marvell Technology, Inc.	28,475	4,702,646

Micron Technology, Inc.	51,300	26,530,308

Microsoft Corp.	142,281	58,019,346

NetApp, Inc.	6,708	743,045

NVIDIA Corp.	446,780	89,163,885

Oracle Corp.	35,200	5,680,928

Palo Alto Networks, Inc. (a)	23,750	4,258,850

Roper Technologies, Inc.	3,857	1,368,502

Salesforce, Inc.	31,234	5,513,738

Sandisk Corp. (a)	7,600	8,333,476

ServiceNow, Inc. (a)	35,030	3,093,499

Shopify, Inc., Class A (a)	11,600	1,405,108

Super Micro Computer, Inc. (a)	44,500	1,219,300

Synopsys, Inc. (a)	9,523	4,595,800

Texas Instruments, Inc.	30,652	8,615,664

VeriSign, Inc.	7,880	2,117,041

Western Digital Corp.	12,900	5,605,308

Zoom Communications, Inc., Class A (a)	8,731	848,217

		443,450,761

Materials – 4.2%

Amcor PLC	43,200	1,643,328

B2Gold Corp.	1,949,300	8,771,850

Domini Impact Equity Fund

Portfolio of Investments (continued)

April 30, 2026 (Unaudited)

Security	Shares	Value

Materials (Continued)

Ecolab, Inc.	8,768	$2,284,941

Freeport-McMoRan, Inc.	48,900	2,825,442

Linde PLC	15,770	7,902,978

Royal Gold, Inc.	39,500	9,218,510

Sherwin-Williams Co. (The)	7,772	2,499,553

Smurfit Westrock PLC	48,985	1,880,534

Sonoco Products Co.	218,100	10,896,276

Vulcan Materials Co.	4,644	1,401,280

		49,324,692

Real Estate – 4.9%

American Tower Corp.	30,909	5,647,383

Digital Realty Trust, Inc.	11,592	2,329,297

NNN REIT, Inc.	258,600	11,324,094

Omega Healthcare Investors, Inc.	246,500	11,578,105

Prologis, Inc.	41,022	5,825,944

Public Storage	5,237	1,583,931

Simon Property Group, Inc.	10,400	2,118,584

Welltower, Inc.	23,200	5,042,288

WP Carey, Inc.	154,300	11,253,099

		56,702,725

Utilities – 0.6%

Consolidated Edison, Inc.	12,361	1,378,128

Eversource Energy	13,658	965,620

Fortis, Inc.	87,000	4,977,270

		7,321,018

Total Investments – 99.9% (Cost $607,024,594)		1,165,785,820

Other Assets, less liabilities – 0.1%		1,617,355

Net Assets – 100.0%		$1,167,403,175

(a)	Non-income producing security.

Abbreviations

ADR — American Depositary Receipt

See Notes to Portfolio of Investments

Domini Sustainable Solutions Fund

Portfolio of Investments

April 30, 2026 (Unaudited)

Security	Shares	Value

Long Term Investments – 96.4%

Common Stocks – 96.4%

Communication Services – 2.4%

New York Times Co. (The), Class A	15,521	$1,226,625

		1,226,625

Consumer Discretionary – 4.2%

BYD Co., Ltd., Class H	42,900	570,663

Levi Strauss & Co., Class A	33,823	753,576

MercadoLibre, Inc. (a)	423	758,283

		2,082,522

Consumer Staples – 1.5%

Sprouts Farmers Market, Inc. (a)	8,954	732,885

		732,885

Financials – 12.5%

CaixaBank SA	86,288	1,098,303

DNB Bank ASA	41,275	1,249,945

Federal Agricultural Mortgage Corp., Class C	4,751	825,724

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,978	1,183,184

Resona Holdings, Inc.	87,996	1,100,624

Wise PLC, Class A (a)	53,374	763,319

		6,221,099

Health Care – 14.2%

GE HealthCare Technologies, Inc.	13,762	837,280

GSK PLC	46,683	1,223,910

Haleon PLC	248,538	1,147,716

Intuitive Surgical, Inc. (a)	2,023	925,745

Natera, Inc. (a)	4,605	949,367

Quest Diagnostics, Inc.	3,572	693,682

Vertex Pharmaceuticals, Inc. (a)	3,061	1,308,210

		7,085,910

Industrials – 26.5%

Blue Bird Corp. (a)	14,533	931,711

Brambles, Ltd.	75,218	1,225,487

Carlisle Cos., Inc.	1,368	485,996

Comfort Systems USA, Inc.	724	1,332,341

Daifuku Co., Ltd.	25,215	1,102,442

Knorr-Bremse AG	7,814	911,370

Metso OYJ	45,314	782,768

Mueller Water Products, Inc., Class A	23,507	655,610

Nextpower, Inc., Class A (a)	4,087	486,884

Prysmian SpA	8,465	1,287,603

Quanta Services, Inc.	2,672	1,944,601

Schneider Electric SE	2,537	807,296

Domini Sustainable Solutions Fund

Portfolio of Investments (continued)

April 30, 2026 (Unaudited)

Security	Shares	Value

Industrials (Continued)

Veralto Corp.	7,744	$683,021

Xylem, Inc.	5,293	625,421

		13,262,551

Information Technology – 24.8%

ASML Holding NV, Class G	867	1,247,604

Autodesk, Inc. (a)	2,646	627,102

Ciena Corp. (a)	3,833	2,022,214

Corning, Inc.	7,862	1,291,255

Crowdstrike Holdings, Inc., Class A (a)	2,205	982,879

First Solar, Inc. (a)	3,610	728,823

Flex, Ltd. (a)	17,666	1,617,322

International Business Machines Corp.	3,745	865,020

Lattice Semiconductor Corp. (a)	9,577	1,171,076

Palo Alto Networks, Inc. (a)	7,447	1,335,396

Sage Group PLC (The)	43,178	514,968

		12,403,659

Materials – 4.1%

CRH PLC	7,634	904,018

Norsk Hydro ASA	54,435	600,773

Sims, Ltd.	35,236	532,524

		2,037,315

Real Estate – 1.7%

Ventas, Inc.	9,534	837,657

		837,657

Utilities – 4.5%

SSE PLC	31,397	1,124,150

Terna - Rete Elettrica Nazionale	94,129	1,132,208

		2,256,358

Rights – 0.0% *

Health Care – 0.0% *

Hologic, Inc. (a)	12,433	124

		124

Total Investments – 96.4% (Cost $32,981,692)		48,146,705

Other Assets, less liabilities – 3.6%		1,796,564

Net Assets – 100.0%		$49,943,269

*	Amount is less than 0.05%.

(a)	Non-income producing security.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

Domini Sustainable Solutions Fund

Portfolio of Investments (continued)

April 30, 2026 (Unaudited)

Portfolio Holdings by Country (% Of Net Assets) (Unaudited)(a)

United States	60.6%

United Kingdom	7.3%

Italy	4.8%

Japan	4.4%

Germany	4.2%

Norway	3.7%

Netherlands	2.5%

Australia	2.5%

Spain	2.2%

Finland	1.6%

Brazil	1.5%

China	1.1%

Other Assets, less liabilities	3.6%

Total	100.0%

(a) These country classifications are used for financial reporting purposes only. For compliance purposes, the Fund may not use the same classification system.

See Notes to Portfolio of Investments

Domini Impact International Equity Fund

Portfolio of Investments

April 30, 2026 (Unaudited)

Country/Security	Industry	Shares	Value

Long Term Investments – 98.6%

Common Stocks – 98.6%

Australia – 4.6%

ANZ Group Holdings, Ltd.	Banks	34,400	$913,716

BlueScope Steel, Ltd.	Materials	57,021	1,239,578

Computershare, Ltd.	Commercial & Professional Services	112,400	2,469,337

Dexus	Equity Real Estate Investment Trusts (REITs)	307,800	1,388,533

Fortescue, Ltd.	Materials	1,591,330	22,935,950

QBE Insurance Group, Ltd.	Insurance	910,709	14,751,541

Stockland	Equity Real Estate Investment Trusts (REITs)	705,600	2,069,311

			45,767,966

Austria – 0.2%

voestalpine AG	Materials	34,700	1,794,094

			1,794,094

Belgium – 1.1%

UCB SA (a)	Pharmaceuticals, Biotechnology & Life Sciences	32,811	8,934,149

Umicore SA (a)	Materials	103,100	2,085,223

			11,019,372

Brazil – 0.1%

Banco do Brasil SA	Banks	838	3,759

Klabin SA	Materials	6,203	4,434

Telefonica Brasil SA	Telecommunication Services	87,200	691,183

			699,376

China – 0.6%

China Life Insurance Co., Ltd., Class H	Insurance	1,440,900	5,315,554

Guangdong Investment, Ltd.	Utilities	718,000	749,855

			6,065,409

Côte d’Ivoire (Ivory Coast) – 0.5%

Endeavour Mining PLC	Materials	74,400	4,490,540

			4,490,540

Denmark – 0.3%

Novo Nordisk A/S, Class B	Pharmaceuticals, Biotechnology & Life Sciences	63,048	2,681,806

Vestas Wind Systems A/S	Capital Goods	290	8,917

			2,690,723

Domini Impact International Equity Fund

Portfolio of Investments (continued)

April 30, 2026 (Unaudited)

Country/Security	Industry	Shares	Value
Finland – 0.1%
Tieto OYJ	Software & Services	33,850	$756,240

			756,240

France – 8.2%
Amundi SA	Financial Services	13,200	1,275,863
AXA SA	Insurance	73,500	3,543,088
BNP Paribas SA	Banks	206,459	21,682,623
Carrefour SA	Consumer Staples Distribution & Retail	381	7,580
Covivio SA	Equity Real Estate Investment Trusts (REITs)	9,000	595,241
Credit Agricole SA	Banks	315,500	6,162,380
Gecina SA	Equity Real Estate Investment Trusts (REITs)	19,500	1,648,612
Ipsen SA	Pharmaceuticals, Biotechnology & Life Sciences	23,300	4,576,159
Kering SA	Consumer Durables & Apparel	18	4,951
Klepierre SA	Equity Real Estate Investment Trusts (REITs)	301,400	12,211,583
Legrand SA	Capital Goods	31,470	5,638,273
Societe Generale SA	Banks	183,700	14,787,852
Unibail-Rodamco-Westfield (a)	Equity Real Estate Investment Trusts (REITs)	72,747	8,832,027

			80,966,232

Germany – 8.7%
adidas AG	Consumer Durables & Apparel	33	5,711
Deutsche Telekom AG	Telecommunication Services	477	15,407
Evonik Industries AG	Materials	268	5,543
GEA Group AG	Capital Goods	135,900	9,293,057
KION Group AG	Capital Goods	21,200	1,106,458
Knorr-Bremse AG	Capital Goods	9,900	1,154,666
Mercedes-Benz Group AG	Automobiles & Components	259,000	15,097,137
Nordex SE (a)	Capital Goods	26,842	1,530,596
SAP SE	Software & Services	40,500	6,799,669
Scout24 SE	Media & Entertainment	26,500	2,206,451
Siemens AG	Capital Goods	72,739	21,615,198
Siemens Energy AG	Capital Goods	81,048	17,175,835
Talanx AG	Insurance	54,200	7,064,441

Domini Impact International Equity Fund

Portfolio of Investments (continued)

April 30, 2026 (Unaudited)

Country/Security	Industry	Shares	Value

Germany (Continued)

Vonovia SE	Real Estate Management & Development	87,400	$2,354,835

			85,425,004

Hong Kong – 1.7%

Cathay Pacific Airways, Ltd.	Transportation	3,360,400	4,994,751

Hong Kong Exchanges & Clearing, Ltd.	Financial Services	176,600	9,406,193

Swire Pacific, Ltd., Class A	Capital Goods	256,400	2,788,859

			17,189,803

Hungary – 0.1%

Richter Gedeon Nyrt	Pharmaceuticals, Biotechnology & Life Sciences	34,612	1,459,925

			1,459,925

India – 0.2%

Dr. Reddy’s Laboratories, Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	1,250	17,485

TVS Motor Co., Ltd.	Automobiles & Components	40,800	1,510,512

			1,527,997

Ireland – 1.3%

AerCap Holdings NV	Capital Goods	92,756	13,190,831

			13,190,831

Israel – 0.8%

Tower Semiconductor, Ltd. (a)	Semiconductors & Semiconductor Equipment	36,300	7,564,582

			7,564,582

Italy – 3.0%

Hera SpA	Utilities	1,549,900	7,313,944

UniCredit SpA	Banks	111,600	8,624,712

Unipol Assicurazioni SpA	Insurance	541,645	14,152,426

			30,091,082

Japan – 23.2%

Advantest Corp.	Semiconductors & Semiconductor Equipment	44,600	8,327,647

Aisin Corp.	Automobiles & Components	961,500	15,246,904

Asahi Intecc Co., Ltd.	Health Care Equipment & Services	346,100	7,282,833

Brother Industries, Ltd.	Technology Hardware & Equipment	44,500	845,064

Central Japan Railway Co.	Transportation	400	9,596

Coca-Cola Bottlers Japan Holdings, Inc.	Food, Beverage & Tobacco	136,000	2,968,363

Domini Impact International Equity Fund

Portfolio of Investments (continued)

April 30, 2026 (Unaudited)

Country/Security	Industry	Shares	Value

Japan (Continued)

Dai Nippon Printing Co., Ltd.	Commercial & Professional Services	800	$15,153

Daiwa House Industry Co., Ltd.	Real Estate Management & Development	222,400	6,785,637

Eisai Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	150	4,490

FANUC Corp.	Capital Goods	67,800	2,994,934

Food & Life Cos., Ltd.	Consumer Services	52,800	3,071,430

Fujikura, Ltd.	Capital Goods	93,000	3,588,218

Hoya Corp.	Health Care Equipment & Services	104,300	19,477,371

JX Advanced Metals Corp.	Materials	219,100	6,797,428

Kakaku.com, Inc.	Media & Entertainment	137,400	2,300,312

Kobe Bussan Co., Ltd.	Consumer Staples Distribution & Retail	448,500	7,851,588

Konica Minolta, Inc.	Technology Hardware & Equipment	733,200	2,331,552

Kose Holdings Corp.	Household & Personal Products	100	3,567

Lasertec Corp.	Semiconductors & Semiconductor Equipment	46,600	12,879,229

Lion Corp.	Household & Personal Products	144,800	1,416,474

Makita Corp.	Capital Goods	219,600	8,154,399

Mitsubishi Estate Co., Ltd.	Real Estate Management & Development	520	14,819

Nexon Co., Ltd.	Media & Entertainment	294,600	4,973,578

Nippon Shinyaku Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	98,500	3,020,077

Nomura Holdings, Inc.	Financial Services	2,288,000	18,326,480

NSK, Ltd.	Capital Goods	1,114,400	9,051,558

Pan Pacific International Holdings Corp.	Consumer Discretionary Distribution & Retail	1,300,400	7,355,129

Recruit Holdings Co., Ltd.	Commercial & Professional Services	407,400	18,872,791

Seiko Epson Corp.	Technology Hardware & Equipment	243,000	3,268,527

Shiseido Co., Ltd.	Household & Personal Products	88,400	1,805,561

Sompo Holdings, Inc.	Insurance	381,400	14,193,955

Domini Impact International Equity Fund

Portfolio of Investments (continued)

April 30, 2026 (Unaudited)

Country/Security	Industry	Shares	Value

Japan (Continued)

Sony Financial Group, Inc.	Financial Services	850	$763

Sony Group Corp.	Consumer Durables & Apparel	427,550	8,566,104

Sumitomo Realty & Development Co., Ltd.	Real Estate Management & Development	300,700	9,321,578

Tokyo Electron, Ltd.	Semiconductors & Semiconductor Equipment	26,100	7,691,217

TOPPAN Holdings, Inc.	Commercial & Professional Services	540	16,051

Trend Micro, Inc.	Software & Services	174,200	6,063,546

Unicharm Corp.	Household & Personal Products	604,700	3,523,023

			228,416,946

Mexico – 0.4%

Gruma SAB de CV, Class B	Food, Beverage & Tobacco	209,300	3,638,682

Grupo Bimbo SAB de CV, Series A	Food, Beverage & Tobacco	1,174	3,991

			3,642,673

Netherlands – 6.1%

ABN AMRO Bank NV	Banks	423,200	14,734,476

ASML Holding NV	Semiconductors & Semiconductor Equipment	16,544	23,915,106

ASR Nederland NV	Insurance	22,223	1,688,046

Koninklijke Ahold Delhaize NV	Consumer Staples Distribution & Retail	87,464	4,108,137

Magnum Ice Cream Co. NV (The) (a)	Food, Beverage & Tobacco	47	686

NN Group NV	Insurance	177,300	15,519,743

			59,966,194

Norway – 0.7%

Norsk Hydro ASA	Materials	931	10,275

Orkla ASA	Food, Beverage & Tobacco	585,940	7,226,991

			7,237,266

Singapore – 4.4%

DBS Group Holdings, Ltd.	Banks	448,800	20,694,467

Oversea-Chinese Banking Corp., Ltd.	Banks	86,000	1,483,723

Singapore Airlines, Ltd.	Transportation	1,362,100	6,746,110

Singapore Exchange, Ltd.	Financial Services	822,500	14,063,714

			42,988,014

Domini Impact International Equity Fund

Portfolio of Investments (continued)

April 30, 2026 (Unaudited)

Country/Security	Industry	Shares	Value

South Africa – 0.1%

Impala Platinum Holdings, Ltd.	Materials	53,100	$744,305

			744,305

South Korea – 0.9%

DB Insurance Co., Ltd.	Insurance	40,300	4,585,879

Industrial Bank of Korea	Banks	76,200	1,168,059

Woori Financial Group, Inc.	Banks	143,600	3,274,675

			9,028,613

Spain – 2.5%

Banco Santander SA	Banks	1,712,568	20,897,296

Corp. ACCIONA Energias Renovables SA	Utilities	210	5,521

Mapfre SA	Insurance	789,400	3,864,370

			24,767,187

Sweden – 3.4%

Essity AB, Class B	Household & Personal Products	318	8,421

H & M Hennes & Mauritz AB, B Shares	Consumer Discretionary Distribution & Retail	484	8,687

Industrivarden AB, C Shares	Financial Services	71,300	3,751,499

Sandvik AB	Capital Goods	183,600	7,723,523

Skanska AB, B Shares	Capital Goods	51,400	1,388,176

Tele2 AB, B Shares	Telecommunication Services	46,400	952,098

Telefonaktiebolaget LM Ericsson, Class B	Technology Hardware & Equipment	1,652,400	19,711,475

			33,543,879

Switzerland – 6.9%

ABB, Ltd.	Capital Goods	222,718	22,525,623

Accelleron Industries AG	Capital Goods	39,600	4,242,737

Cie Financiere Richemont SA, Class A	Consumer Durables & Apparel	100,700	19,326,069

Galderma Group AG	Pharmaceuticals, Biotechnology & Life Sciences	39,100	8,202,920

Logitech International SA	Technology Hardware & Equipment	110,600	10,917,600

Sonova Holding AG	Health Care Equipment & Services	13,800	3,025,072

			68,240,021

Taiwan – 1.1%

ASPEED Technology, Inc.	Semiconductors & Semiconductor Equipment	2,600	1,397,688

Domini Impact International Equity Fund

Portfolio of Investments (continued)

April 30, 2026 (Unaudited)

Country/Security	Industry	Shares	Value

Taiwan (Continued)

Delta Electronics, Inc.	Technology Hardware & Equipment	64,000	$4,488,028

Evergreen Marine Corp. Taiwan, Ltd.	Transportation	637,500	4,078,190

Unimicron Technology Corp.	Technology Hardware & Equipment	43,300	1,229,865

			11,193,771

Thailand – 0.5%

TMBThanachart Bank PCL	Banks	68,767,900	4,775,014

			4,775,014

United Kingdom – 8.9%

3i Group PLC	Financial Services	224,491	7,807,287

AstraZeneca PLC	Pharmaceuticals, Biotechnology & Life Sciences	70,200	13,318,499

Barclays PLC	Banks	2,347,900	13,800,747

Burberry Group PLC (a)	Consumer Durables & Apparel	312	4,951

J Sainsbury PLC	Consumer Staples Distribution & Retail	2,139,260	9,571,359

Kingfisher PLC	Consumer Discretionary Distribution & Retail	1,713	6,736

National Grid PLC	Utilities	260,300	4,659,520

Next PLC	Consumer Discretionary Distribution & Retail	44,600	7,871,387

RELX PLC	Commercial & Professional Services	200,800	7,322,439

Unilever PLC	Household & Personal Products	210	12,246

Vodafone Group PLC	Telecommunication Services	14,704,571	23,397,105

			87,772,276

United States – 8.0%

Amrize, Ltd. (a)	Materials	149,727	8,222,346

InterContinental Hotels Group PLC	Consumer Services	97,392	13,925,214

Monday.com, Ltd. (a)	Software & Services	16,263	1,071,244

Novartis AG	Pharmaceuticals, Biotechnology & Life Sciences	219,500	32,439,832

Sanofi SA	Pharmaceuticals, Biotechnology & Life Sciences	251,366	23,521,938

Domini Impact International Equity Fund

Portfolio of Investments (continued)

April 30, 2026 (Unaudited)

Country/Security	Industry	Shares	Value

United States (Continued)
Smurfit Westrock PLC	Materials	119	$4,502

			79,185,076

Total Investments – 98.6% (Cost $714,090,364)			972,200,411

Other Assets, less liabilities – 1.4%			14,170,412

Net Assets – 100.0%			$986,370,823

(a)	Non-income producing security.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

See Notes to Portfolio of Investments

Domini Impact Equity Fund

Domini Sustainable Solutions Fund

Domini Impact International Equity Fund

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2026 (Unaudited)

1. ORGANIZATION

The Domini Investment Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Domini Investment Trust comprises four separate series: Domini Impact Equity Fund, Domini Sustainable Solutions Fund, Domini Impact International Equity Fund, and Domini Impact Bond Fund (each the “Fund,” collectively the “Funds”). The Porfolio of Investments of the Domini Impact Bond Fund are included elsewhere in this report. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Domini Impact Equity Fund offers three classes of shares: Investor shares, Institutional shares, and Class Y shares. The Domini Sustainable Solutions Fund offers two classes of shares: Investor shares and Institutional shares. The Domini Impact International Equity Fund offers three classes of shares: Investor shares, Institutional shares, and Class Y shares. The Investor shares, Institutional shares and Class Y shares are sold at their offering price, which is net asset value.

All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, directly attributable to that class. The Funds seek to provide their shareholders with long-term total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Funds’ significant accounting policies.

(A)  Valuation of Investments. The net asset value (or NAV) of each class of shares of each Fund is determined as of the scheduled close of regular trading on the NYSE, normally 4 p.m., Eastern Time, on each day the NYSE is open for trading.

Securities listed or traded on national securities exchanges are generally valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the ‘NOCP’). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price.

When a market price is not available, or when Domini Impact Investments LLC (Domini), the Funds’ valuation designee, has reason to believe that the price does not represent market realities, the securities will be valued using fair value methods.

Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. Domini generally will apply adjusted prices provided by an independent pricing service for foreign securities held by the Domini Sustainable Solutions Fund and Domini Impact International Equity Fund in an effort to reflect valuation changes through the close of the NYSE.

The valuation designee follows a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the valuation designee’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services)

Level 3 — significant unobservable inputs (including the valuation designee’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Domini Impact Equity Fund

Domini Sustainable Solutions Fund

Domini Impact International Equity Fund

NOTES TO PORTFOLIO OF INVESTMENTS  (continued)

April 30, 2026 (Unaudited)

The following is a summary of the inputs used by the Domini Impact Equity Fund, as of April 30, 2026, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Common Stocks

Communication Services	$114,268,842	$-	$-	$114,268,842

Consumer Discretionary	107,414,644	-	-	107,414,644

Consumer Staples	31,830,189	-	-	31,830,189

Financials	175,261,289	-	-	175,261,289

Health Care	108,070,469	-	-	108,070,469

Industrials	72,141,191	-	-	72,141,191

Information Technology	443,450,761	-	-	443,450,761

Materials	49,324,692	-	-	49,324,692

Real Estate	56,702,725	-	-	56,702,725

Utilities	7,321,018	-	-	7,321,018

Total	$1,165,785,820	$-	$-	$1,165,785,820

The following is a summary of the inputs used by the Domini Sustainable Solutions Fund, as of April 30, 2026, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Common Stocks

Communication Services	$1,226,625	$-	$-	$1,226,625

Consumer Discretionary	1,511,859	570,663	-	2,082,522

Consumer Staples	732,885	-	-	732,885

Financials	825,724	5,395,375	-	6,221,099

Health Care	4,714,284	2,371,626	-	7,085,910

Industrials	8,371,072	4,891,479	-	13,262,551

Information Technology	11,888,691	514,968	-	12,403,659

Materials	1,504,791	532,524	-	2,037,315

Real Estate	837,657	-	-	837,657

Utilities	-	2,256,358	-	2,256,358

Rights

Health Care	-	-	124	124

Total	$31,613,588	$16,532,993	$124	$48,146,705

Domini Impact Equity Fund

Domini Sustainable Solutions Fund

Domini Impact International Equity Fund

NOTES TO PORTFOLIO OF INVESTMENTS  (continued)

April 30, 2026 (Unaudited)

The following is a summary of the inputs used by the Domini Impact International Equity Fund, as of April 30, 2026, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Common Stocks

Australia	$-	$45,767,966	$-	$45,767,966

Austria	-	1,794,094	-	1,794,094

Belgium	-	11,019,372	-	11,019,372

Brazil	699,376	-	-	699,376

China	749,855	5,315,554	-	6,065,409

Côte d’Ivoire (Ivory Coast)	-	4,490,540	-	4,490,540

Denmark	-	2,690,723	-	2,690,723

Finland	-	756,240	-	756,240

France	7,580	80,958,652	-	80,966,232

Germany	-	85,425,004	-	85,425,004

Hong Kong	-	17,189,803	-	17,189,803

Hungary	-	1,459,925	-	1,459,925

India	-	1,527,997	-	1,527,997

Ireland	13,190,831	-	-	13,190,831

Israel	-	7,564,582	-	7,564,582

Italy	-	30,091,082	-	30,091,082

Japan	8,791,698	219,625,248	-	228,416,946

Mexico	3,642,673	-	-	3,642,673

Netherlands	4,108,823	55,857,371	-	59,966,194

Norway	10,275	7,226,991	-	7,237,266

Singapore	-	42,988,014	-	42,988,014

South Africa	-	744,305	-	744,305

South Korea	-	9,028,613	-	9,028,613

Spain	-	24,767,187	-	24,767,187

Sweden	960,519	32,583,360	-	33,543,879

Switzerland	-	68,240,021	-	68,240,021

Taiwan	-	11,193,771	-	11,193,771

Thailand	4,775,014	-	-	4,775,014

United Kingdom	9,571,359	78,200,917	-	87,772,276

United States	1,071,244	78,113,832	-	79,185,076

Total	$47,579,247	$924,621,164	$-	$972,200,411

Domini Impact Bond Fund

Portfolio of Investments

April 30, 2026 (Unaudited)

Security	Principal Amount^	Value

Long Term Investments – 108.8%

Mortgage Backed Securities – 38.7%

Agency Collateralized Mortgage Obligations – 8.4%

Angel Oak Mortgage Trust, Series 2022-5, Class A1, 4.500%, 5/25/67 (a)(b)	1,234,214	$1,230,741

CHNGE Mortgage Trust

Series 2022-2, Class A1, 4.757%, 3/25/67 (a)(c)	414,946	407,731

Series 2023-2, Class A1, 6.525% to 5/1/27, 6/25/58 (a)(b)	140,139	139,809

Federal Home Loan Mortgage Corp., Series 4961, Class JB, 2.500%, 12/15/42	127,634	117,194

Federal National Mortgage Association

Series 2012-17, Class BC, 3.500%, 3/25/27	14,116	14,052

Series 2017-105, Class ZE, 3.000%, 1/25/48	1,029,642	828,802

Series 2020-1, Class AC, 3.500%, 8/25/58	157,240	150,129

Series 2020-1, Class L, 2.500%, 2/25/50	1,246,009	778,483

Federal National Mortgage Association Connecticut Avenue Securities, Series 2021-R01, Class 1B1, 6.745%, (1 Month USD SOFR + 3.100%), 10/25/41 (a)(c)	510,000	515,081

Freddie Mac Multiclass Certificates, Series 2021-P011, Class X1, 1.743%, 9/25/45 (c)(d)	2,040,696	210,495

Freddie Mac Multifamily Certificates, Series 2021-ML12, Class X, 1.306%, 7/25/41 (c)(d)	1,142,253	99,445

Freddie Mac Multifamily Structured Pass Through Certificates

Series K103, Class X1, 0.750%, 11/25/29 (c)(d)	8,593,864	170,676

Series K111, Class X1, 1.671%, 5/25/30 (c)(d)	1,413,285	74,652

Series K112, Class X1, 1.528%, 5/25/30 (c)(d)	1,467,656	72,695

Series K113, Class X1, 1.470%, 6/25/30 (c)(d)	2,484,829	115,681

Series K114, Class X1, 1.202%, 6/25/30 (c)(d)	2,307,737	89,960

Series K119, Class X1, 1.010%, 9/25/30 (c)(d)	4,845,573	163,261

Series K121, Class X1, 1.107%, 10/25/30 (c)(d)	638,619	23,410

Series K122, Class X1, 0.955%, 11/25/30 (c)(d)	353,794	11,628

Series K124, Class X1, 0.802%, 12/25/30 (c)(d)	1,447,130	40,445

Series K160, Class A2, 4.500%, 8/25/33 (c)	3,270,526	3,267,391

Series K162, Class A2, 5.150%, 12/25/33 (c)	1,500,000	1,556,532

Series K740, Class X1, 0.805%, 9/25/27 (c)(d)	1,236,782	9,530

Series KG03, Class X1, 1.461%, 6/25/30 (c)(d)	3,099,346	139,833

Series KG04, Class X1, 0.925%, 11/25/30 (c)(d)	2,369,694	72,968

Series KG05, Class X1, 0.398%, 1/25/31 (c)(d)	2,451,377	29,881

Series KG06, Class X1, 0.626%, 10/25/31 (c)(d)	2,289,990	54,774

Series KSG1, Class X1, 1.233%, 9/25/30 (c)(d)	3,940,737	153,764

Series Q014, Class X, 2.735%, 10/25/55 (c)(d)	1,890,519	266,009

FREMF Mortgage Trust

Series 2017-K65, Class B, 4.226%, 7/25/50 (a)(c)	155,000	154,102

Series 2017-K66, Class B, 4.170%, 7/25/27 (a)(c)	136,000	134,930

Series 2017-K67, Class B, 4.083%, 9/25/49 (a)(c)	85,000	84,181

Series 2017-K67, Class C, 4.083%, 9/25/49 (a)(c)	100,000	98,548

Series 2017-K68, Class B, 3.971%, 10/25/49 (a)(c)	90,000	88,825

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2026 (Unaudited)

Security	Principal Amount^	Value

Agency Collateralized Mortgage Obligations (Continued)

Series 2017-K69, Class C, 3.853%, 10/25/49 (a)(c)	40,000	$39,156

Series 2017-K71, Class B, 3.880%, 11/25/50 (a)(c)	220,000	216,107

Series 2017-K71, Class C, 3.880%, 11/25/50 (a)(c)	65,000	63,748

Series 2018-K154, Class B, 4.161%, 11/25/32 (a)(c)	67,000	58,739

Series 2018-K77, Class B, 4.302%, 5/25/51 (a)(c)	1,070,000	1,055,505

Series 2018-K85, Class C, 4.464%, 12/25/50 (a)(c)	550,000	539,728

Series 2018-KW07, Class B, 4.247%, 10/25/31 (a)(c)	461,000	422,813

Series 2019-K100, Class C, 3.615%, 11/25/52 (a)(c)	700,000	662,726

Series 2019-K103, Class B, 3.577%, 12/25/51 (a)(c)	525,000	500,422

Series 2019-K95, Class B, 4.049%, 8/25/52 (a)(c)	500,000	487,646

Series 2019-K95, Class C, 4.049%, 8/25/52 (a)(c)	307,000	296,376

Series 2019-K97 , Class C, 3.897%, 9/25/51 (a)(c)	204,000	195,554

Series 2019-K99, Class B, 3.764%, 10/25/52 (a)(c)	565,000	539,977

Series 2020-K104, Class B, 3.655%, 2/25/52 (a)(c)	520,000	497,474

GCAT Trust, Series 2021-CM2, Class A1, 2.352%, 8/25/66 (a)(c)	145,554	138,885

Government National Mortgage Association

Series 2019-132, Class NZ, 3.500%, 10/20/49	404,789	275,843

Series 2021-66, Class PY, 2.000%, 3/20/50	1,885,902	1,090,081

Series 2022-136, Class KZ, 4.000%, 8/20/52	669,833	453,179

Morgan Stanley Residential Mortgage Loan Trust, Series 2025-SPL1, Class A1, 4.250%, 2/25/65 (a)(c)	467,132	455,364

PRPM LLC, Series 2025-2, Class A1, 6.469% to 5/1/28, 5/25/30 (a)(b)	521,413	520,087

X-Caliber Funding LLC

Series 2025-VFN1, Class A, 6.640%, (1 Month USD SOFR CME + 2.975%), 6/17/30 (a)(c)	1,050,000	1,049,706

Series 2026-HPL, Class A, 6.815%, (1 Month USD SOFR CME + 3.150%), 2/15/46 (a)(c)	650,000	647,151

		21,571,905

Commercial Mortgage-Backed Securities – 5.1%

245 Park Avenue Trust, Series 2017-245P, Class A, 3.508%, 6/5/37 (a)	800,000	789,917

280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, 6.080%, (1 Month USD SOFR CME + 2.419%), 9/15/34 (a)(c)	228,000	225,264

Bank

Series 2017-BNK8, Class ASB, 3.314%, 11/15/50	49,200	48,845

Series 2019-BN18, Class XA, 1.024%, 5/15/62 (c)(d)	2,068,956	48,866

Series 2019-BN24, Class XA, 0.749%, 11/15/62 (c)(d)	5,390,981	109,575

Series 2020-BN28, Class XA, 1.875%, 3/15/63 (c)(d)	1,847,987	114,638

Benchmark Mortgage Trust

Series 2019-B10, Class XA, 1.379%, 3/15/62 (c)(d)	1,902,235	55,194

Series 2020-B18, Class XA, 1.874%, 7/15/53 (c)(d)	383,165	19,281

Series 2020-B22, Class XA, 1.602%, 1/15/54 (c)(d)	867,057	48,104

BWAY Mortgage Trust, Series 2013-1515, Class A2, 3.454%, 3/10/33 (a)	801,608	766,273

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2026 (Unaudited)

Security	Principal Amount^	Value

Commercial Mortgage-Backed Securities (Continued)

BX Commercial Mortgage Trust, Series 2024-VLT5, Class A, 5.591%, 11/13/46 (a)(c)	1,000,000	$999,068

DBJPM Mortgage Trust, Series 2020-C9, Class XA, 1.697%, 9/15/53 (c)(d)	495,697	19,375

Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317%, 8/10/42 (a)(c)	732,000	740,464

Grace Trust, Series 2020-GRCE, Class A, 2.347%, 12/10/40 (a)	925,000	826,893

Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.835%, 8/10/38 (a)	915,000	909,887

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2022-OPO, Class A, 3.024%, 1/5/39 (a)	1,750,000	1,505,095

LEX Trust, Series 2026-450, Class B, 5.355%, (1 Month USD SOFR CME + 1.700%), 3/15/43 (a)(c)	925,000	924,415

MAD Commercial Mortgage Trust, Series 11MD, Class B, 5.265%, 10/15/42 (a)(c)	340,000	339,910

SLG Office Trust

Series 2021-OVA, Class B, 2.707%, 7/15/41 (a)	445,000	395,161

Series 2021-OVA, Class C, 2.851%, 7/15/41 (a)	835,000	740,098

STWD Mortgage Trust, Series 2021-LIH, Class E, 6.672%, (1 Month USD SOFR CME + 3.017%), 11/15/36 (a)(c)	955,000	954,203

SUMIT Mortgage Trust, Series 2022-BVUE, Class A, 2.789%, 2/12/41 (a)	1,615,000	1,480,066

TEXAS Commercial Mortgage Trust

Series 2025-TWR, Class A, 4.948%, (1 Month USD SOFR CME + 1.293%), 4/15/42 (a)(c)	650,000	648,751

Series 2025-TWR, Class B, 5.247%, (1 Month USD SOFR CME + 1.593%), 4/15/42 (a)(c)	385,000	384,122

Wells Fargo Commercial Mortgage Trust, Series 2026-1250B, Class B, 5.136%, 3/10/41 (a)(c)	200,000	198,003

		13,291,468

Federal Home Loan Mortgage Corporation – 4.2%

Federal Home Loan Mortgage Corp.

2.500%, 8/1/27	2,848	2,823

2.500%, 11/1/27	6,776	6,708

3.000%, 1/1/27	4,369	4,351

3.000%, 7/1/42	15,842	14,519

3.000%, 5/1/45	133,083	121,234

3.500%, 12/1/32	48,941	48,092

3.500%, 6/1/48	274,146	253,712

4.000%, 2/1/37	28,992	28,283

4.000%, 8/1/39	14,647	14,168

4.000%, 10/1/39	28,812	27,868

4.000%, 10/1/39	25,801	24,988

4.000%, 11/1/39	13,014	12,577

4.000%, 10/1/40	44,203	42,646

4.000%, 11/1/40	37,579	36,240

4.000%, 11/1/40	6,996	6,751

4.000%, 11/1/40	4,956	4,786

4.000%, 12/1/40	18,690	18,023

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2026 (Unaudited)

Security	Principal Amount^	Value

Federal Home Loan Mortgage Corporation (Continued)

4.000%, 6/1/41	3,341	$3,275

4.500%, 4/1/35	31,964	31,817

4.500%, 9/1/35	47,121	46,807

4.500%, 7/1/36	36,680	36,436

4.500%, 6/1/39	65,689	65,250

4.500%, 9/1/40	9,831	9,765

4.500%, 2/1/41	19,933	19,800

4.500%, 11/1/52	1,085,611	1,049,502

5.000%, 8/1/33	5,496	5,551

5.000%, 10/1/33	2,227	2,251

5.000%, 4/1/35	6,274	6,343

5.000%, 7/1/35	45,245	45,876

5.000%, 7/1/35	7,457	7,539

5.000%, 1/1/37	27,015	27,392

5.000%, 7/1/40	24,142	24,480

5.000%, 4/1/41	19,303	19,573

5.500%, 12/1/36	28,904	29,859

5.500%, 8/1/40	43,477	44,743

5.500%, 5/1/53	1,849,929	1,866,884

5.500%, 9/1/53	1,894,454	1,911,446

6.000%, 8/1/36	5,034	5,272

6.000%, 7/1/39	23,373	24,475

6.000%, 8/1/53	2,435,698	2,502,427

6.000%, 4/1/54	2,329,511	2,388,970

6.371%, (1-year RFUCCT + 1.622%), 10/1/43 (c)	21,079	21,758

		10,865,260

Federal National Mortgage Association – 17.2%

Federal National Mortgage Association

2.000%, 10/1/27	9,438	9,307

2.000%, 1/1/28	14,287	14,043

2.000%, 2/1/52	3,776,948	3,083,925

2.000%, 3/1/52	3,463,878	2,837,757

2.500%, 11/1/31	16,291	15,526

2.500%, 12/1/31	6,778	6,518

2.500%, 12/1/43	61,286	54,183

2.500%, 4/1/45	91,530	79,613

2.500%, 12/1/51	4,454,875	3,746,657

2.500%, 12/1/51	2,376,200	2,030,237

3.000%, 8/1/46	20,585	18,445

3.000%, 10/1/46	402,436	361,502

3.000%, 11/1/46	504,611	454,439

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2026 (Unaudited)

Security	Principal Amount^	Value

Federal National Mortgage Association (Continued)

3.000%, 12/1/46	197,363	$177,186

3.000%, 1/1/52	2,165,444	1,902,514

3.000%, 6/1/52	3,807,709	3,401,060

3.500%, 12/1/31	2,317	2,272

3.500%, 1/1/32	40,726	39,899

3.500%, 1/1/32	23,466	23,001

3.500%, 10/1/32	35,562	34,533

3.500%, 8/1/43	360,726	340,679

3.500%, 6/1/46	272,963	254,028

3.500%, 1/1/48	150,709	139,303

4.000%, 11/1/30	3,789	3,757

4.000%, 10/1/33	33,887	33,433

4.000%, 12/1/36	10,303	10,026

4.000%, 8/1/39	14,668	14,180

4.000%, 10/1/39	9,350	9,027

4.000%, 12/1/39	13,006	12,565

4.000%, 1/1/40	124,201	119,809

4.000%, 3/1/40	12,295	11,870

4.000%, 8/1/40	28,334	27,338

4.000%, 8/1/40	4,966	4,786

4.000%, 10/1/40	66,550	64,156

4.000%, 10/1/40	8,699	8,386

4.000%, 11/1/40	9,599	9,251

4.000%, 11/1/40	7,246	6,985

4.000%, 12/1/40	23,126	22,284

4.000%, 2/1/41	24,195	23,305

4.000%, 10/1/49	1,789,598	1,702,711

4.500%, 8/1/35	8,924	8,854

4.500%, 8/1/36	4,895	4,847

4.500%, 8/1/38	22,234	22,059

4.500%, 3/1/39	31,506	31,257

4.500%, 9/1/39	12,950	12,848

4.500%, 2/1/40	16,878	16,745

4.500%, 8/1/40	34,401	34,130

4.500%, 1/1/41	11,353	11,263

4.500%, 9/1/41	24,683	24,462

5.000%, 10/1/39	1,332	1,349

5.500%, 8/1/37	18,439	18,786

6.000%, 12/1/35	9,530	9,729

6.000%, 3/1/36	69,757	73,155

6.000%, 6/1/36	22,497	23,250

6.000%, 8/1/37	5,446	5,609

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2026 (Unaudited)

Security	Principal Amount^	Value

Federal National Mortgage Association (Continued)

6.000%, 3/1/38	13,120	$13,761

TBA 15 Yr, 2.000%, 5/1/41 (e)	1,100,000	1,009,044

TBA 30 Yr, 2.000%, 5/1/56 (e)	3,200,000	2,561,159

TBA 30 Yr, 2.500%, 5/1/56 (e)	1,125,000	942,205

TBA 30 Yr, 4.000%, 5/1/56 (e)	1,400,000	1,313,102

TBA 30 Yr, 5.500%, 5/1/56 (e)	16,940,000	17,026,912

		44,275,022

Government National Mortgage Association – 3.8%

Government National Mortgage Association

5.500%, 6/20/53	799,797	812,055

TBA 30 Yr, 2.000%, 5/20/56 (e)	2,900,000	2,386,754

TBA 30 Yr, 2.500%, 5/20/56 (e)	2,200,000	1,884,815

TBA 30 Yr, 3.500%, 5/20/56 (e)	3,400,000	3,073,945

TBA 30 Yr, 4.500%, 5/20/56 (e)	1,600,000	1,543,250

		9,700,819

Total Mortgage Backed Securities (Cost $103,972,067)		99,704,474

Corporate Bonds and Notes – 30.7%

Basic Materials – 0.2%

Olympus Water US Holding Corp.

3.875%, 10/1/28 (f)	115,000	132,968

5.375%, 10/1/29 (f)	125,000	139,022

6.125%, 2/15/33 (a)	140,000	162,773

		434,763

Communications – 2.7%

Africell Holding, Ltd., 10.500%, 10/23/29 (a)	835,000	841,123

Axian Telecom Holding & Management PLC, 7.250%, 7/11/30 (a)	855,000	863,478

CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 6/1/33 (a)	320,000	275,235

Charter Communications Operating LLC/Charter Communications Operating Capital, 6.484%, 10/23/45	2,000,000	1,844,471

Gen Digital, Inc., 6.250%, 4/1/33 (a)	115,000	112,135

Millicom International Cellular SA

4.500%, 4/27/31 (a)	475,000	443,727

7.375%, 4/2/32 (a)	400,000	414,202

Paramount Global

2.900%, 1/15/27	400,000	393,656

4.950%, 1/15/31	985,000	929,459

Telecom Argentina SA, 8.500%, 1/20/36 (a)	545,000	563,639

Vodafone Group PLC, 6.150%, 2/27/37	66,000	71,028

WULF Compute LLC, 7.750%, 10/15/30 (a)	180,000	189,290

		6,941,443

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2026 (Unaudited)

Security	Principal Amount^	Value

Consumer, Cyclical – 0.7%

Toll Brothers Finance Corp., 4.350%, 2/15/28	600,000	$597,880

YMCA of Greater New York

2.303%, 8/1/26	765,000	761,010

Series 2020, 3.230%, 8/1/32	375,000	319,284

Series 2025, 5.184%, 8/1/30	125,000	124,521

		1,802,695

Consumer, Non-cyclical – 5.7%

Advocate Health & Hospitals Corp., 2.211%, Series 2020, 6/15/30	325,000	297,511

Ascension Health, 4.923%, Series 2025, 11/15/35	175,000	172,931

Benefis Health System, Inc., 5.582%, Series 2025, 2/15/35	625,000	636,010

Beth Israel Lahey Health, Inc., 2.220%, Series L, 7/1/28	1,400,000	1,336,145

Block, Inc., 6.500%, 5/15/32	700,000	713,715

Conservation Fund A Nonprofit Corp. (The), 3.474%, Series 2019, 12/15/29	800,000	763,760

Cornell University, 4.169%, Series 2025, 6/15/30	1,035,000	1,028,187

Darling Global Finance BV, 4.500%, 7/15/32 (a)	100,000	118,390

Darling Ingredients, Inc., 6.000%, 6/15/30 (a)	360,000	363,351

Genmab A/S/Genmab Finance LLC, 6.250%, 12/15/32 (a)	200,000	205,365

Grifols SA, 3.875%, 10/15/28 (f)	165,000	191,281

Henry J Kaiser Family Foundation, 4.214%, Series 2025, 12/1/30	1,280,000	1,268,793

Howard University

Series 2020, 2.657%, 10/1/26 (AG)	100,000	99,232

Series 2020, 3.476%, 10/1/41 (AG)	865,000	679,181

John D & Catherine T MacArthur Foundation, 1.299%, 12/1/30	1,440,000	1,243,002

Leland Stanford Junior University, 4.249%, 5/1/54	1,200,000	957,902

Lifespan Corp.

4.650%, 5/15/31	330,000	328,573

Series 2025, 5.050%, 2/15/30 (AG)	465,000	471,817

Nature Conservancy (The), 1.154%, Series A, 7/1/27	430,000	413,816

PeaceHealth Obligated Group, 4.335%, 11/15/28	90,000	89,652

Picard Groupe SAS, 6.375%, 7/1/29 (f)	100,000	121,512

Royalty Pharma PLC

2.150%, 9/2/31	350,000	306,969

3.300%, 9/2/40	1,250,000	957,733

Stanford Health Care, 3.310%, Series 2020, 8/15/30	595,000	569,815

Sutter Health, 5.537%, Series 2025, 8/15/35	390,000	403,173

Trustees of Columbia University in the City of New York/(The), 4.355%, Series 2024, 10/1/35	995,000	961,950

		14,699,766

Financial – 12.8%

AXA SA, 8.600%, 12/15/30	400,000	463,554

Bank of America Corp., 0.583%, (3 Month EUR-EURIBOR + 0.76%), 8/24/28 (c)(f)	560,000	636,293

Bank of Ireland Group PLC, 5.601%, (SOFR + 1.620%), 3/20/30 (a)(c)	1,240,000	1,271,370

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2026 (Unaudited)

Security	Principal Amount^	Value

Financial (Continued)

BNP Paribas SA

4.375%, (3 Month EUR-EURIBOR + 1.45%), 1/13/29 (c)(f)	1,000,000	$1,196,195

5.906%, (SOFR + 1.920%), 11/19/35 (a)(c)	1,640,000	1,664,670

BPCE SA

3.875%, (3 Month EUR-EURIBOR + 1.45%), 2/26/36 (c)(f)	600,000	692,846

5.876%, (SOFR + 1.680%), 1/14/31 (a)(c)	770,000	794,264

Brandywine Operating Partnership LP, 4.550%, 10/1/29	500,000	465,428

Bridge Housing Corp., 5.321%, 7/15/35	390,000	388,728

Brighthouse Financial, Inc., 5.625%, 5/15/30	1,500,000	1,513,498

Canary Wharf Group Investment Holdings PLC, 3.375%, 4/23/28 (f)	200,000	258,241

Ceska sporitelna A/S, 0.500%, (3 Month EUR-EURIBOR + 0.78%), 9/13/28 (c)(f)	1,200,000	1,356,484

Citigroup, Inc.

2.561%, (SOFR + 1.167%), 5/1/32 (c)	500,000	449,395

4.412%, (SOFR + 3.914%), 3/31/31 (c)	750,000	741,963

CPI Property Group SA, 6.000%, 1/27/32 (f)	305,000	353,242

Credit Agricole SA

3.750%, 5/27/35 (f)	500,000	576,358

4.125%, 1/10/27 (a)	1,000,000	999,629

HA Sustainable Infrastructure Capital, Inc.

6.000%, 3/15/36	650,000	641,217

6.375%, 7/1/34	600,000	614,742

HAT Holdings I LLC/HAT Holdings II LLC, 3.750%, 9/15/30 (a)	200,000	185,319

Hudson Pacific Properties LP, 4.650%, 4/1/29	268,000	240,081

JPMorgan Chase & Co.

5.103%, (SOFR + 1.435%), 4/22/31 (c)	590,000	601,212

6.070%, (SOFR + 1.330%), 10/22/27 (c)	1,090,000	1,099,165

Kreditanstalt fuer Wiederaufbau

0.000%, 6/29/37	6,000,000	3,643,557

4.375%, 2/28/34	6,000,000	6,042,961

mBank SA, 0.966%, (3 Month EUR-EURIBOR + 1.25%), 9/21/27 (c)(f)	600,000	700,609

Morgan Stanley

Series GMTN, 2.699%, (SOFR + 1.143%), 1/22/31 (c)	640,000	595,543

Series MTN, 2.511%, (SOFR + 1.200%), 10/20/32 (c)	1,000,000	887,055

NHP Foundation (The), 5.850%, 12/1/28	800,000	822,446

PennyMac Financial Services, Inc., 7.125%, 11/15/30 (a)	235,000	238,224

Sumisho Air Lease Corp., 3.625%, 12/1/27	500,000	494,330

Trust 2401, 7.375%, 2/13/34 (a)	605,000	658,343

Trust Fibra Uno, 7.375%, 2/13/34 (f)	245,000	264,294

USAA Capital Corp., 2.125%, 5/1/30 (a)	885,000	810,369

WLB Asset VII Pte., Ltd., 5.880%, 7/30/29 (a)	675,250	674,205

		33,035,830

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2026 (Unaudited)

Security	Principal Amount^	Value

Government – 4.3%

European Investment Bank, 0.750%, 9/23/30	12,910,000	$11,239,055

		11,239,055

Industrial – 0.8%

Beacon Mobility Corp., 7.250%, 8/1/30 (a)	120,000	125,043

HTA Group, Ltd.

6.750%, 4/1/31 (a)	230,000	234,270

7.500%, 6/4/29 (f)	250,000	257,587

IHS Holding, Ltd., 8.250%, 11/29/31 (a)	300,000	314,072

Sitios Latinoamerica SAB de CV, 6.000%, 11/25/29 (a)	1,195,000	1,223,728

		2,154,700

Technology – 2.2%

Apple, Inc.

2.650%, 5/11/50	1,550,000	949,718

4.100%, 8/8/62	1,435,000	1,094,486

Broadcom, Inc.

3.187%, 11/15/36 (a)	852,000	715,311

4.150%, 11/15/30	1,200,000	1,182,085

McAfee Corp., 7.375%, 2/15/30 (a)	575,000	466,512

Microsoft Corp., 3.041%, 3/17/62	2,025,000	1,213,950

		5,622,062

Utilities – 1.3%

Aegea Finance Sarl, 9.000%, 1/20/31 (a)	635,000	532,606

Aydem Yenilenebilir Enerji A/S, 9.875%, 9/30/30 (a)	640,000	648,891

Clearway Energy Operating LLC

3.750%, 2/15/31 (a)	270,000	252,798

5.750%, 1/15/34 (a)	30,000	30,021

Limak Yenilenebilir Enerji A/S, 9.625%, 8/12/30 (a)	575,000	575,201

ReNew Wind Energy AP2/ReNew Power Pvt, Ltd. other 9 Subsidiaries, 4.500%, 7/14/28 (f)	925,000	890,454

Zorlu Enerji Elektrik Uretim A/S, 11.000%, 4/23/30 (a)	370,000	329,399

		3,259,370

Total Corporate Bonds and Notes (Cost $82,521,327)		79,189,684

U.S. Government Agency Obligations – 25.8%

Farm Credit Bank of Texas, 7.750%, (5-Yr. CMT + 3.291%), 6/15/29 (a)(c)	1,150,000	1,199,727

Federal Farm Credit Banks Funding Corp.

2.625%, 10/15/49	3,250,000	2,079,328

2.780%, 11/2/37	1,800,000	1,478,156

3.430%, 4/6/45	1,000,000	767,384

3.660%, 3/7/44	974,000	787,346

Federal Home Loan Bank Discount Notes

0.000%, 5/22/26	16,500,000	16,463,902

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2026 (Unaudited)

Security	Principal Amount^	Value

U.S. Government Agency Obligations (Continued)

0.000%, 5/27/26	3,100,000	$3,091,676

0.000%, 5/28/26	2,580,000	2,572,816

0.000%, 6/22/26	2,775,000	2,760,333

0.000%, 6/24/26	4,450,000	4,425,593

Federal Home Loan Banks

0.900%, 2/26/27	3,000,000	2,930,708

3.250%, 11/16/28	5,000,000	4,927,905

3.315%, 11/13/35	6,480,000	5,886,716

Federal National Mortgage Association

0.750%, 10/8/27	5,000,000	4,784,874

0.875%, 8/5/30	8,000,000	7,032,242

Federal National Mortgage Association Principal STRIPS, 0.000%, 7/15/37	9,000,000	5,290,522

Total U.S. Government Agency Obligations (Cost $69,591,362)		66,479,228

Municipal Bonds – 5.0%

California Public Finance Authority Series A, 5.400%, 11/15/31 (AG)	500,000	512,844

City of New York

Series E2, 5.392%, 10/1/55	365,000	343,119

Series H, 6.385%, 2/1/55	465,000	481,044

Colorado Health Facilities Authority Series B, 4.480%, 12/1/40	940,000	820,156

Commonwealth of Massachusetts Series B, 4.110%, 7/15/31	320,206	319,994

Cook County Community High School District No. 228, IL Series A, 5.019%, 12/1/41 (AG)	435,000	418,300

County of Riverside, CA

2.963%, 2/15/27	670,000	664,763

3.070%, 2/15/28	670,000	657,968

District of Columbia, (Ingleside at Rock Creek) Series A, 4.125%, 7/1/27	180,000	180,176

Iowa Student Loan Liquidity Corp.

Series A, 5.343%, 12/1/34	165,000	166,511

Series A, 5.426%, 12/1/35	70,000	70,297

Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center) Series C, 3.968%, 7/1/27	205,000	204,957

Massachusetts Development Finance Agency

Series B, 6.750%, 10/1/30	200,000	203,649

Series G, 6.375%, 10/1/28	305,000	307,196

Series G, 6.625%, 10/1/30 (AG)	170,000	179,792

Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.000%, 10/1/27	100,000	100,125

Massachusetts Educational Financing Authority

Series A, 2.305%, 7/1/29	1,000,000	941,602

Series A, 2.641%, 7/1/37	455,000	401,124

Series A, 5.455%, 7/1/33	600,000	605,599

Series A, 6.069%, 7/1/33	175,000	181,231

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2026 (Unaudited)

Security	Principal Amount^	Value

Municipal Bonds (Continued)

New York Transportation Development Corp., 4.248%, 9/1/35	315,000	$311,163

New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment) Series B, 3.473%, 7/1/28	500,000	490,427

Oklahoma Development Finance Authority, (OU Medicine)

Series C, 4.650%, 8/15/30 (AG)	445,000	441,197

Series C, 5.450%, 8/15/28	770,000	765,375

United Nations Development Corp. Series A, 6.536%, 8/1/55	1,750,000	1,838,795

University of Virginia Series C, 4.179%, 9/1/17	1,000,000	716,432

Uptown Development Authority Series B, 2.581%, 9/1/31 (AG)	100,000	91,734

Wisconsin Health & Educational Facilities Authority

Series B, 3.940%, 8/15/41	335,000	238,451

Series B, 4.190%, 8/15/55	190,000	106,767

Total Municipal Bonds (Cost $13,097,239)		12,760,788

Asset Backed Securities – 3.4%

Aligned Data Centers Issuer LLC

Series 2021-1A, 1.937%, 8/15/46 (a)	660,000	654,958

Series 2022-1A, 6.350%, 10/15/47 (a)	540,000	540,482

Series 2023-1A, 6.000%, 8/17/48 (a)	280,000	280,740

Compass Datacenters Issuer II LLC Series 2024-2A, 5.022%, 8/25/49 (a)	340,000	339,908

CoreVest American Finance, Ltd. Series 2020-4 , 2.250%, 12/15/52 (a)	100,000	93,516

Enterprise Fleet Financing LLC Series 2025-2, 4.580%, 12/22/31 (a)	180,000	180,975

Lendbuzz Securitization Trust

Series 2023-1A, 6.920%, 8/15/28 (a)	87,749	88,575

Series 2023-2A, 7.090%, 10/16/28 (a)	102,522	103,587

Series 2023-3A, 7.500%, 12/15/28 (a)	150,015	152,422

Series 2024-2A, 5.990%, 5/15/29 (a)	266,589	268,283

Series 2024-3A, 4.970%, 10/15/29 (a)	283,215	283,641

Series 2025-2A, 5.180%, 5/15/30 (a)	671,171	673,809

Mosaic Solar Loan Trust

Series 2020-2A, 1.440%, 8/20/46 (a)	77,649	65,627

Series 2024-1A, 5.500%, 9/20/49 (a)	87,691	84,022

Series 2025-1A, 6.120%, 8/22/50 (a)	268,299	266,213

Prestige Auto Receivables Trust Series 2024-2A, 4.560%, 2/15/29 (a)	125,000	125,001

Retained Vantage Data Centers Issuer LLC Series 2024-1A, 4.992%, 9/15/49 (a)	640,000	628,701

Sabey Data Center Issuer LLC Series 2024-1, 6.000%, 4/20/49 (a)	95,000	95,540

Sunnova Helios IV Issuer LLC Series 2020-AA, 2.980%, 6/20/47 (a)	604,404	534,973

Sunnova Helios V Issuer LLC Series2021-A, 1.800%, 2/20/48 (a)	172,923	128,266

Sunnova Hestia II Issuer LLC Series 2024-GRID1, 5.630%, 7/20/51 (a)	115,527	111,446

Tesla Sustainable Energy Trust

Series 2024-1A, 5.080%, 6/21/50 (a)	848,484	850,670

Series 2024-1A, 6.250%, 6/21/50 (a)	165,000	160,187

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2026 (Unaudited)

Security	Principal Amount^		Value

Asset Backed Securities (Continued)

Trinity Rail Leasing LLC Series 2026-1A, 5.350%, 4/19/56 (a)	611,000		$611,224

Vantage Data Centers Issuer LLC Series 2024-1A, 5.100%, 9/15/54 (a)	520,000		511,684

Vantage Data Centers Jersey Borrower SPV, Ltd. Series 2024-1A, 6.172%, 5/28/39 (a)	645,000		881,716

Total Asset Backed Securities (Cost $8,631,179)			8,716,166

Foreign Government & Agency Securities – 3.2%

Bundesrepublik Deutschland Bundesanleihe, 1.800%, 8/15/53 (f)	2,605,000	EUR	2,146,471

City of Ottawa Ontario, 2.500%, 5/11/51	2,390,000	CAD	1,166,927

City of Toronto Canada, 2.600%, 9/24/39	1,060,000	CAD	635,337

Hungary Government International Bond, 5.375%, 9/12/33 (f)	705,000	EUR	894,485

Romania Government International Bond, 2.000%, 1/28/32 (f)	1,360,000	EUR	1,351,944

United Kingdom Gilt, 1.500%, 7/31/53 (f)	3,665,000	GBP	2,099,516

Total Foreign Government & Agency Securities (Cost $9,329,128)			8,294,680

Senior Floating Rate Interests – 1.6%

Communication Services – 0.1%

Sunrise Financing Partnership Term Loan AAA, 6.099%, (6 mo. USD SOFR CME + 2.470%), 2/15/32 (c)	210,000		210,354

			210,354

Consumer Discretionary – 0.2%

American Builders & Contractors Supply Co., Inc. 2024 Term Loan B, 5.402%, (1 mo. USD SOFR CME + 1.750%), 1/31/31 (c)	204,079		205,062

Core & Main LP 2024 Term Loan E, 5.654%, (1 mo. USD SOFR CME + 2.000%), 2/9/31 (c)	279,327		280,723

			485,785

Consumer Staples – 0.4%

Boels Topholding BV 2026 EUR Repriced Term Loan B, 4.462%, (1 mo. EUR-EURIBOR + 2.500%), 5/23/31 (c)	344,827	EUR	406,509

Genmab A/S Term Loan B, 6.700%, (3 mo. USD SOFR CME + 3.000%), 12/13/32 (c)	180,375		181,728

Insulet Corp. 2025 Term Loan, 5.652%, (1 mo. USD SOFR CME + 2.000%), 8/1/31 (c)	351,312		354,605

			942,842

Financials – 0.1%

Blackhawk Network Holdings, Inc. 2026 Term Loan B, 7.152%, (1 mo. USD SOFR CME + 3.500%), 3/12/29 (c)	167,138		165,885

USI, Inc. 2024 Term Loan D, 5.950%, (3 mo. USD SOFR CME + 2.250%), 11/21/29 (c)	160,502		160,865

			326,750

Industrials – 0.4%

Altium Packaging LLC 2024 Term Loan B, 6.152%, (1 mo. USD SOFR CME + 2.500%), 6/11/31 (c)	422,475		412,969

Proampac PG Borrower LLC 2026 USD Term Loan B, 7.925%, (3 mo. USD SOFR CME + 4.000%), 3/7/33 (c)	397,455		389,108

Van Pool Transportation LLC

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2026 (Unaudited)

Security	Principal Amount^	Value

Industrials (Continued)

2026 Delayed Draw Term Loan 6.962%, (3 mo. USD CME Term SOFR + 2.750%), 8/6/30 (c)(g)	10,572	$10,629

2026 Term Loan 6.450%, (3 mo. USD SOFR CME + 2.750%), 8/6/30 (c)	214,428	215,567

		1,028,273

Information Technology – 0.4%

Athenahealth Group, Inc. 2022 Term Loan B, 6.402%, (1 mo. USD SOFR CME + 2.750%), 2/15/29 (c)	344,203	343,428

Cotiviti Corp. 2025 2nd Amendment Term Loan, 6.415%, (1 mo. USD SOFR CME + 2.750%), 3/26/32 (c)	238,200	219,382

Zelis Payments Buyer, Inc. Term Loan B, 6.402%, (1 mo. USD SOFR CME + 2.750%), 9/28/29 (c)	449,266	444,212

		1,007,022

Total Senior Floating Rate Interests (Cost $4,031,537)		4,001,026

Convertible Bonds – 0.4%

Consumer Discretionary – 0.1%

Etsy, Inc., 1.000%, 6/15/30 (a)	160,000	173,280

		173,280

Health Care – 0.3%

Cytokinetics, Inc., 1.750%, 10/1/31 (a)	325,000	415,594

Guardant Health, Inc., 1.250%, 2/15/31	175,000	284,393

Ionis Pharmaceuticals, Inc. 0.00%, 12/1/30 (a)	158,000	164,221

		864,208

Total Convertible Bonds (Cost $1,000,629)		1,037,488

Total Long Term Investments (Cost $292,174,468)		280,183,534

Total Investments–108.8% (Cost $292,174,468)		280,183,534

Less Unfunded Loan Commitments — (0.0)%*		(10,628)

Net Investments—108.8% (Cost $292,163,896)		280,172,906

Other Liabilities, less assets – (8.8)%		(22,607,257)

Net Assets – 100.0%		$257,565,649

*	Amount is less than 0.05%.

^	The principal amount is stated in U.S. dollars unless otherwise indicated.

(a)

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2026, the aggregate value of these securities was $52,034,643, representing 20.2% of net assets.

(b)	Step coupon bond.

(c)

Floating/Variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2026 (Unaudited)

(d)

Security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(e)	A portion or all of the security was purchased as a when issued or delayed delivery security.

(f)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2026, the aggregate value of these securities is $14,259,802 or 5.5% of the Fund’s net assets.

(g)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At April 30, 2026, the total value of unfunded loan commitments is $10,572.

Abbreviations

AG — Assured Guaranty Inc.

EURIBOR — Euro Interbank Offered Rate

RFUCCT — Refinitiv USD IBOR Consumer Cash Fallbacks Term

SOFR — Secured Overnight Financing Rate Data

TBA — To Be Announced

Currency Abbreviations

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound Sterling

USD — United States Dollar

At April 30, 2026, the Fund had the following forward currency contracts outstanding.

Currency Bought	Currency Sold	Counterparty	Settlement Date	Quantity	Value	Unrealized Appreciation (Depreciation)

United States Dollar	Canadian Dollar	BNP Paribas SA	6/17/26	2,449,000	$1,806,475	$1,291

United States Dollar	Euro Currency	BNP Paribas SA	5/29/26	1,413,274	1,660,559	(6,305)

United States Dollar	Euro Currency	Deutsche Bank AG	6/17/26	8,133,000	9,564,208	(115,397)

United States Dollar	Pound Sterling	Westpac Banking Corp.	6/17/26	2,693,000	3,664,217	(58,705)

						$(179,116)

At April 30, 2026, the Fund had the following future contracts outstanding.

Description	Number of Contracts	Notional Amount	Value	Expiration Date	Unrealized Appreciation (Depreciation)

10-Year Australian Bond Futures (Long)	59	$4,595,563	$4,547,722	6/15/26	$(47,841)

10-Year Canadian Government Bond (Long)	28	2,474,573	2,455,656	6/19/26	(18,917)

Euro-Bund (Long)	8	1,171,733	1,177,030	6/8/26	5,297

Euro-Bobl (Short)	2	(272,332)	(270,996)	6/8/26	1,336

Euro-Btp (Short)	26	(3,557,224)	(3,569,022)	6/8/26	(11,798)

Euro-Schatz (Short)	8	(996,514)	(992,908)	6/8/26	3,606

					$(68,317)

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2026 (Unaudited)

At April 30, 2026, the Fund had the following centrally cleared interest rate swap contracts outstanding.

Description	Counterparty/ Exchange	Expiration Date	Notional Amount		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Pay Fixed rate annually 2.720% Receive Floating rate annually 12 month ESTR	Morgan Stanley/LCH	9/18/27	EUR	2,320,000	$(19,988)	$(46)	$(19,942)

Pay Fixed rate annually 2.590% Receive Floating rate annually 12 month ESTR	Morgan Stanley/LCH	9/18/29	EUR	3,850,000	(25,384)	(57,956)	32,572

Pay Fixed rate annually 3.750% Receive Floating rate annually 12 month SONIA	Morgan Stanley/LCH	9/18/54	GBP	2,410,000	603,671	19,658	584,013

Pay Fixed rate annually 2.280% Receive Floating rate annually 12 month ESTR	Morgan Stanley/LCH	9/18/34	EUR	695,000	28,541	(1,538)	30,079

Pay Fixed rate annually 3.000% Receive Floating rate annually 6 month CORRA	Morgan Stanley/LCH	9/18/34	CAD	5,075,000	55,508	4,799	50,709

Pay Fixed rate annually 2.310% Receive Floating rate annually 12 month ESTR	Morgan Stanley/LCH	9/18/54	EUR	2,180,000	357,263	(26,088)	383,351

Receive Fixed rate annually 3.750% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/19/55	USD	9,605,000	(756,216)	(374,016)	(382,200)

Receive Fixed rate annually 4.250% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/19/45	USD	11,495,000	39,245	454,743	(415,498)

Receive Fixed rate annually 4.000% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/19/28	USD	15,365,000	81,029	88,005	(6,976)

Pay Fixed rate annually 4.060% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/19/35	USD	8,695,000	(104,161)	(233,693)	129,532

Receive Fixed rate annually 3.880% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/19/27	USD	12,900,000	20,876	545	20,331

Receive Fixed rate annually 3.780% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/19/30	USD	20,920,000	65,167	283,205	(218,038)

Pay Fixed rate annually 3.530% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	9/17/32	USD	7,405,000	125,514	67,850	57,664

Pay Fixed rate annually 2.440% Receive Floating rate annually 12 month ESTR	Morgan Stanley/LCH	9/17/35	EUR	2,665,000	88,892	66,613	22,279

Receive Fixed rate annually 3.910% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	9/17/45	USD	2,595,000	(111,609)	(77,432)	(34,177)

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2026 (Unaudited)

Description	Counterparty/ Exchange	Expiration Date	Notional Amount		Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Receive Fixed rate annually 2.750% Pay Floating rate annually 12 month ESTR	Morgan Stanley/LCH	12/17/55	EUR	1,540,000	(98,722)	(93,867)	(4,855)

Pay Fixed rate annually 4.250% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/19/45	USD	1,925,000	(6,572)	(31,248)	24,676

Pay Fixed rate annually 3.370% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/6/31	USD	5,875,000	95,077	58,355	36,722

Pay Fixed rate annually 3.500% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/18/28	USD	18,425,000	81,199	18,662	62,537

Receive Fixed rate annually 3.540% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	4/3/56	USD	2,140,000	(245,224)	(186,643)	(58,581)

Receive Fixed rate annually 3.810% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/18/36	USD	3,100,000	(35,361)	22,420	(57,781)

Pay Fixed rate annually 2.530% Receive Floating rate annually 12 month ESTR	Morgan Stanley/LCH	6/17/28	EUR	7,525,000	10,222	(3,707)	13,929

Receive Fixed rate annually 4.500% Pay Floating rate annually 12 month SONIA	Morgan Stanley/LCH	9/18/34	GBP	125,000	(9,489)	(9,817)	328

Receive Fixed rate annually 3.720% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/17/31	USD	4,250,000	(3,169)	(1,119)	(2,050)

						$(12,315)	$248,624

At April 30, 2026, the Fund had the following OTC interest rate swap contracts outstanding.

	Rate Type
Counterparty	Payments made by the Fund	Payments received by the Fund	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Morgan Stanley & Co. International	2.470%	USCPI	7/10/53	$2,280,000	$(3,152)	$-	$(3,152)

Morgan Stanley & Co. International	2.360%	USCPI	5/9/55	765,000	8,444	(4,719)	13,163

						$(4,719)	$10,011

Domini Impact Bond Fund

Portfolio of Investments (continued)

April 30, 2026 (Unaudited)

At April 30, 2026, the Fund had the following OTC total return swap contracts outstanding.

Pay/Receive Total Return	Reference Enitity	Floating Rate	Payment Frequency	Currency	Notional Amount	Maturity Date	Counterparty	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Pay	Total Return IBOXX USD Liquid High Yield, Series 1	3 month SOFR	Quarterly	USD	2,600,000	6/20/26	Morgan Stanley	$43,671	$0	$43,671

									$0	$43,671

Abbreviations

CORRA — Canadian Overnight Repo Rate Average

ESTR — Euro Short-Term Rate

LCH — London Clearing House

SOFR — Secured Overnight Financing Rate Data

SONIA — Sterling Overnight Index Average

USCPI — U.S.A. Consumers Price Index

Currency Abbreviations

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound Sterling

USD — United States Dollar

See Notes to Portfolio of Investments

Domini Impact Bond Fund

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2026 (Unaudited)

1. ORGANIZATION

The Domini Impact Bond Fund (the “Fund”) is a series of the Domini Investment Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Fund offers three classes of shares: Investor Shares, Institutional Shares and Class Y shares. Each class of shares is sold at its offering price, which is net asset value.

Each class of shares has identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. The Fund seeks to provide its shareholders with a high level of current income and total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund’s significant accounting policies.

(A) Valuation of Investments. The net asset value (or NAV) of each class of shares of the Fund is determined as of the scheduled close of regular trading on the NYSE, normally 4 p.m. Eastern Time, on each day the NYSE is open for trading.

Bonds and other fixed-income securities (other than obligations with maturities of 60 days or less) are valued on the basis of valuations furnished by an independent pricing service. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account observable inputs such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

Securities of sufficient credit quality (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Domini Impact Investments LLC (Domini), the Fund’s valuation designee.

To Be Announced (TBA) or when-issued securities are valued at their issue price for up to five (5) trading days, or until broker quotes are readily available or an Authorized Pricing Service begins to provide quotations, whichever is shorter.

Derivative contracts traded on an exchange are valued at their most recent sale or official closing price on the exchange on which they are primarily traded, or, if no sales are reported on such exchange, at the mean between the last available bid and asked quotations on the exchange on which they are primarily traded.

Futures contracts are valued at the most recent settlement price.

Foreign currency forward contracts are valued at the value of the underlying currencies at the prevailing currency exchange rates.

Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Securities (other than short-term obligations with remaining maturities of 60 days or less) for which there are no such quotations or valuations are valued at fair value as determined in good faith by Domini.

The valuation designee follows a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the valuation designee’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 - significant unobservable inputs (including the valuation designee’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Domini Impact Bond Fund

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2026 (Unaudited)

The following is a summary of the inputs used, as of April 30, 2026, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets:

Long Term Investments in Securities:

Mortgage Backed Securities	$-	$99,704,474	$-	$99,704,474

Corporate Bonds and Notes	-	79,189,684	-	79,189,684

U.S. Government Agency Obligations	-	66,479,228	-	66,479,228

Municipal Bonds	-	12,760,788	-	12,760,788

Asset Backed Securities	-	8,716,166	-	8,716,166

Foreign Government & Agency Securities	-	8,294,680	-	8,294,680

Senior Floating Rate Interests	-	4,001,026	-	4,001,026

Convertible Bonds	-	1,037,488	-	1,037,488

Total Long Term Investments	$-	$280,183,534	$-	$280,183,534

Total Investment in Securities	$-	$280,183,534	$-	$280,183,534

Other Financial Instruments:

Forward Currency Contracts	-	1,291	-	1,291

Futures		10,239	-	10,239

Total Return Swap - OTC	-	43,671	-	43,671

Interest Rate Swap - CCP	-	1,448,722	-	1,448,722

Interest Rate Swap - OTC	-	8,444	-	8,444

Unfunded Loans	-	56	-	56

Total Other Financial Instruments	$-	$1,512,423	$-	$1,512,423

	Level 1	Level 2	Level 3	Total
Liabilities:

Other Financial Instruments:

Forward Currency Contracts	$-	$(180,407)	$-	$(180,407)

Futures	-	(78,556)	-	(78,556)

Interest Rate Swap - CCP	-	(1,200,098)	-	(1,200,098)

Interest Rate Swap - OTC	-	(3,152)	-	(3,152)

Total Other Financial Instruments	$-	$(1,462,213)	$-	$(1,462,213)